ADVANCES FROM JOINT VENTURE PARTNERS	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [abstract]
ADVANCES FROM JOINT VENTURE PARTNERS [Text Block]

14. ADVANCES FROM JOINT VENTURE PARTNERS

Advances from joint venture partners relate to unspent funds received pursuant to approved exploration programs by the Company and its joint venture partners. The Company’s advances from joint venture partners consist of the following:

	December 31, 2019	December 31, 2018
U.S.A.	$2,305	$457
Sweden	99	159
Total	$2,404	$616